Warrants (Details Narrative) - USD ($)	1 Months Ended				12 Months Ended
	Oct. 31, 2018	Mar. 31, 2018	Oct. 31, 2017	Jun. 30, 2016	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2018	Aug. 31, 2021	Jul. 31, 2019
Charges From Additional Paid-in Capital To Common Shares Under Capital Stock					$ 0	$ 583,180
Common Shares Issued During Period Upon Exercise							1,030,000
Pre-funded Warrants Exercised					0	1,616,667
Common Shares Issued During Period					0	1,592,249
Cash Proceeds From Pre Funded Warrants					$ 0	$ 0
Fair Value Of Pre Funded Warrants					12,256,868
Fair Value Of Warrants					$ 279,086
Warrants To Purchase Common Stock Shares					21,160,314
Common Shares Issued					33,092,665	23,678,105		2,775,231	10,279
Warrants [Member]
Fair Value Of Warrants			$ 742,555	$ 1,175,190
Warrants To Purchase Additional Common Stock Shares		441,666	181,818	161,490
Purchase Price Per Share Of Warrants				$ 0.01
Warrant To Acquire Common Shares				24,223
Volatility Rate		70.00%	73.67%	64.10%
Risk Free Interest Rate			1.64%	0.92%
Warrants Exercisable Price Per Share		$ 6.00	$ 12.50	$ 19.30
Warrants Exercisable Term					5 years
Warrants To Purchase Common Stock Price Per Shares		$ 7.50	$ 11.00	$ 16.10
Warrants To Purchase Common Stock Shares		44,166	181,818	322,981
Gross Proceeds From Common Shares And Warrants		$ 5,300,000	$ 4,000,000	$ 5,200,000
Dividend Yield		0.00%	0.00%	0.00%
Expected Life		3 years	3 years	5 years
Aggregate Of Common Shares Issued		883,333	363,636
Exercise Price Per Share		$ 6.00	$ 13.75
Estimated Fair Vaue		$ 1,115,480	$ 86,196
Risk Free Interest Rate, Minimum		2.44%
Risk Free Interest Rate, Maximum		2.46%
Placement Agent Warrants [Member]
Volatility Rate		70.00%
Dividend Yield		0.00%
Expected Life		3 years
Estimated Fair Vaue		$ 141,284
Risk Free Interest Rate, Minimum		2.44%
Risk Free Interest Rate, Maximum		2.46%
2018 Firm Warrants [Member]
Fair Value Of Warrants	$ 279,086				$ 279,086
Volatility Rate	92.00%				92.00%
Risk Free Interest Rate	3.02%				3.02%
Warrants Exercisable Price Per Share	$ 0.75
Warrants To Purchase Common Stock Shares	2,608,695
Dividend Yield	0.00%				0.00%
Expected Life	5 years				5 years
Underwritten Public Offering	827,970
Underwritten Public Offering Per Units	$ 0.75
Additional Common Stock Shares Issued	1,947,261
Exercise Of Overallotment Option Per Share	$ 0.74
Pre Funded Warrant Issued	16,563,335
Pre-funded Warrant Description Per Share	The 2018 Pre-Funded Units were offered to the public at $0.74 each and a 2018 Pre-Funded Warrant is exercisable at $0.01 per share. Each 2018 Firm Warrant is exercisable immediately and has a term of five years and each 2018 Pre-Funded Warrant is exercisable immediately and until all 2018 Pre-Funded Warrants are exercised.
Placement Agents To Purchase Common Shares	1,160,314
Placement Agents To Purchase Common Shares Per Share	$ 0.9375
Common Shares Issued	2,775,231